Share-based payments transactions - Restricted Shares Awards, Narrative (Details) - Global Blue Management Incentive Plan € in Millions			12 Months Ended
	Feb. 16, 2025 EUR (€) $ / shares	Aug. 27, 2024 share	Mar. 31, 2025 EUR (€)
Restricted Share Awards 2024 | EXCOM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		680,000
Restricted Share Awards 2024 | Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		578,250
Restricted Share Awards 2024 | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		300,255
RSA 2025 MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions | €	€ 9.5		€ 10.2
Gain (loss) on fair value measurement, share-based payment plans | €			€ (0.6)
Restricted Share Award 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price, other equity instruments granted (in USD per share) | $ / shares	€ 7.5